Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	23.00%	26.00%
Canada [member] | Top of range [member]
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	26.00%
Canada [member] | Top of range [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	27.00%
Canada [member] | Bottom of range [member]
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	23.00%
Canada [member] | Bottom of range [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	26.00%
Federal and state [Member]
Disclosure Of Income Tax Expense [Line Items]
Statutory tax rates to income tax expense	26.60%	39.00%